Financial Instruments - Schedule of Credit Risk Exposure (Detail) - Credit risk [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 356,112	€ 200,059	€ 250,631
Accrued revenue [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41,754	36,575	34,560
Collaterized cash [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,389	4,053	3,729
Rental and other supplier deposits [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,069	3,736	3,056
Other investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,906	3,693	1,942
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	186,090	38,484	115,893
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 99,904	€ 113,518	€ 91,451